As filed with the Securities and Exchange Commission on March 30, 2007.

Registration No. 333-110048

811-07793

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FLEXIBLE PREMIUM VARIABLE ANNUITY – E

FORM N-4

REGISTRATION STATEMENT

Under

THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No

Post-Effective Amendment No. 5

and

REGISTRATION STATEMENT

Under

THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 6

SEPARATE ACCOUNT VA QNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4 Manhattanville Road

Purchase, NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: 319-355-8330

Darin D. Smith, Esq.

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Fred R. Bellany, Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2007 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                      pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 5, 2007. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 4 to Form N-4, File No. 333-110048 are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of March, 2007.

SEPARATE ACCOUNT VA QNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Depositor

/s/ Craig D. Vermie
Craig D. Vermie
Secretary and Corporate Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Mark W. Mullin	Chairman of the Board Director, and President	, 2007

* James P. Larkin	Director, Vice President, and Assistant Secretary	, 2007

* Joe Carusone	Director	, 2007

* Ronald F. Mosher	Director	, 2007

* Robert F. Colby	Director, Vice President, Counsel, and Assistant Secretary	, 2007

* Colette F. Vargas	Director and Chief Actuary	, 2007

* William Brown, Jr.	Director	, 2007

* William L. Busler	Director	, 2007

* Steven E. Frushtick	Director	, 2007

* Peter G. Kunkel	Director and Vice President	, 2007

* Peter P. Post	Director	, 2007

* Cornelis H. Verhagen	Director	, 2007

* Eric J. Martin	Treasurer and Controller	, 2007

* Elizabeth Belanger	Director	, 2007

/s/ Craig D. Vermie *Craig D. Vermie	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith, and in his own capacity as Craig D. Vermie	March 28, 2007